CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement of comprehensive income [abstract]
Income/(loss) for the period	[1]	$ 3,154	$ 8,772	$ 18,238	$ 11,926	$ 25,557
Items that may be reclassified to income in later periods:
– Currency translation differences		(267)	553	(2,644)	286	(2,385)
– Debt instruments remeasurements		(7)	18	(24)	12	(65)
– Cash flow hedging gains/(losses)		100	(180)	(98)	(80)	169
– Net investment hedging gains/(losses)		8	(52)	211	(44)	261
– Deferred cost of hedging		(53)	(2)	9	(55)	222
– Share of other comprehensive income/(loss) of joint ventures and associates		(10)	(35)	(22)	(46)	168
Total		(229)	302	(2,567)	73	(1,630)
Items that are not reclassified to income in later periods:
– Retirement benefits remeasurements		(24)	(32)	5,712	(55)	7,430
– Equity instruments remeasurements		16	8	(457)	23	(433)
– Share of other comprehensive income/(loss) of joint ventures and associates		(24)	(8)	36	(32)	(38)
Total		(32)	(33)	5,291	(65)	6,959
Other comprehensive income/(loss) for the period		(261)	269	2,724	8	5,330
Comprehensive income/(loss) for the period		2,893	9,041	20,962	11,934	30,887
Comprehensive income/(loss) attributable to non-controlling interest		(15)	84	327	68	545
Comprehensive income/(loss) attributable to Shell plc shareholders		$ 2,908	$ 8,958	$ 20,635	$ 11,866	$ 30,342

[1]	See Note 2 “Segment information”.